SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

HUAZHU GROUP LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNT S

	Balance at
	Beginning of	Charge to Costs and	Addition Due to	Charge Taken		Balance at
	Year	Expenses	Acquisition	Against Allowance	Write off	End of Year
	(Renminbi in millions)
Allowance for doubtful accounts of accounts receivables and other receivables:
2016	6	1	7	—	(2)	12
2017	12	2	—	—	(3)	11
2018	11	10	4	—	(8)	17
Valuation allowance for deferred tax assets
2016	93	55	12	(17)	(28)	115
2017	115	60	3	(47)	(8)	123
2018	123	36	—	(43)	(9)	107